UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION

		Washington, D.C.  20549

		FORM 13F COVER PAGE

Report for the Calendar Quarter End:  March 31, 2000


Check here if Amendment			[    ]; Amendment Number:

This Amendment (Check only one.):	[    ] is a restatement.

					[    ] adds new holdings entries

Institutional Investment Manager Filing This Report


Name:   Congress Asset Management
Address:  77 Summer Street
              Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Suzanne Gonzales
Title:     Operations Manager
Phone:  617-542-7888
Signature:____________________Date:____________________

Suzanne Gonzales   Boston, MA      May 14, 1999


Report Type (Check only one.):
[X]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ] 	13F COMBINATION REPORT

List of other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:		112

Form 13F Information Table Value Total:		1280499


List of Other Included Managers:


                                                  Congress Asset Management Company
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C Inc                  COM              001055102     6832   149941 SH       Sole                    40830            108936
A T & T Corp                   COM              001957109    33681   598113 SH       Sole                   294557            302571
Abbott Laboratories            COM              002824100     2039    57941 SH       Sole                      400             56941
Alcoa                          COM              013817101    37780   537793 SH       Sole                   282443            255340
Alltel Corp                    COM                             206     3250 SH       Sole                     1600              1650
Ameren Corp Com                COM              023608102      220     7123 SH       Sole                                       7123
America Online Inc             COM              02364J104     3686    54665 SH       Sole                     9975             44690
American Electric Power        COM              025537101      247     8300 SH       Sole                                       6600
American Express Co            COM              025816109    35020   235134 SH       Sole                   119099            115995
American Home Prods Corp       COM              026609107      927    17247 SH       Sole                     1200             16047
American Intl Group Inc        COM              026874107    39167   357693 SH       Sole                   173280            184275
American Water Works Inc       COM              030411102      582    24525 SH       Sole                     1000             23525
Amgen Inc Com                  COM              031162100      323     5269 SH       Sole                                       5269
Automatic Data Processing      COM              053015103    38319   794183 SH       Sole                   390110            402743
Avery Dennison Corp            COM              053611109      366     6000 SH       Sole                                       6000
BJ Services Co                 COM              055482103      164     2215 SH       Sole                     1400               815
BP Amoco Plc                   COM              055622104     1853    34803 SH       Sole                     3480             30529
Bank New York Inc              COM              064057102    18040   434040 SH       Sole                   220650            213240
Bank of America Corp           COM              060505104      354     6755 SH       Sole                     3654              3101
Bell Atlantic Corp             COM              077853109      803    13133 SH       Sole                      586             12161
Bellsouth Corp                 COM              079860102      946    20181 SH       Sole                     3328             16753
Bestfoods                      COM              08658U101    26308   561978 SH       Sole                   290690            271133
Bristol-Myers Squibb Co        COM              110122108    23181   399679 SH       Sole                   190630            205474
Caterpillar Inc                COM              149123101      221     5600 SH       Sole                      800              4800
Charles Schwab & Co            COM              808513105      767    13500 SH       Sole                                      13500
Chase Manhattan Corp           COM              16161A108      813     9320 SH       Sole                      880              8024
Circuit City Store Inc Com     COM              172737108      597     9800 SH       Sole                                       9800
Cisco Sys Inc                  COM              17275R102    69044   893054 SH       Sole                   395668            497321
Citigroup                      COM              172967101     1222    20403 SH       Sole                     5026             15292
Coca Cola Co                   COM              191216100      839    17868 SH       Sole                     3100             12968
Cognex Corp Com                COM              192422103      166     2880 SH       Sole                      200              2630
Colgate Palmolive Co Com       COM              194162103      319     5652 SH       Sole                                       5652
Conoco Inc. CL A               COM              208251306      517    21000 SH       Sole                     1400             19600
Conoco Inc. CL B               COM              208251405      303    11839 SH       Sole                     1085             10754
Dover Corp                     COM              260003108      465     9718 SH       Sole                     6118              3600
Du Pont E I De Nemours Co      COM              263534109    23685   447417 SH       Sole                   225300            221982
Duke Energy                    COM              264399106    15952   303855 SH       Sole                   176360            127245
E M C Corp Mass Com            COM              268648102    47894   380114 SH       Sole                   185650            194434
Eastern Utils Assoc            COM                             471    15000 SH       Sole                                      15000
Emerson Electric Co            COM              291011104     1461    27495 SH       Sole                     3700             23795
Enron Corp                     COM              293561106      433     5780 SH       Sole                                       5600
Exxon Mobil Corp               COM              30231G102    30769   394792 SH       Sole                   190858            203049
First Data Corp                COM              319963104      462    10400 SH       Sole                                      10400
Fleet Boston Financial Corp.   COM              338915101      136     3738 SH       Sole                                       3738
G T E Corp                     COM              362320103     1966    27697 SH       Sole                     3474             22523
General Electric Co            COM              369604103    61054   392318 SH       Sole                   181521            209807
Gillette Co                    COM              375766102      477    12666 SH       Sole                                      12666
Hewlett Packard Co             COM              428236103     3747    28196 SH       Sole                    12000             16106
Home Depot Inc                 COM              437076102    42390   657208 SH       Sole                   311634            344157
Honeywell International Inc    COM                             218     4131 SH       Sole                                       4036
Illinois Tool Works            COM              452308109    23629   427677 SH       Sole                   232257            195310
Ingersoll Rand Co              COM              456866102      587    13275 SH       Sole                     1550             11725
Intel Corp                     COM              458140100    71834   544452 SH       Sole                   239436            303721
International Business Machine COM              459200101    44833   379943 SH       Sole                   177921            201957
Johnson & Johnson              COM              478160104    24483   348510 SH       Sole                   155626            192049
Kimberly Clark Corp            COM              494368103     1869    33334 SH       Sole                    20100             13234
Lucent Technologies            COM              549463107     3423    55878 SH       Sole                    18286             36016
McDonalds Corp                 COM              580135101    22037   589620 SH       Sole                   293960            295500
McGraw Hill Inc                COM              580645109    21016   461897 SH       Sole                   252847            209000
Mediaone Group Inc             COM              58440J104      209     2578 SH       Sole                                       2503
Medtronic Inc                  COM              585055106    43964   854714 SH       Sole                   408865            445529
Merck & Co Inc                 COM              589331107    26323   423714 SH       Sole                   204953            218571
Microsoft Corp                 COM              594918104    40082   377247 SH       Sole                   155205            221837
Minnesota Mining & Manufacturi COM              604059105     1258    14207 SH       Sole                      600             13607
Morgan J P & Co Inc            COM              616880100      299     2266 SH       Sole                      350              1916
Morgan S D Witter Disc Com New COM              617446448     2313    27906 SH       Sole                                      27906
Motorola Inc                   COM              620076109    32867   225118 SH       Sole                   115060            110028
Northern Telecom Ltd Com       COM              656569100      348     2760 SH       Sole                                       2760
Northern Trust Corp            COM              665859104      574     8500 SH       Sole                      100              8400
Omnicom Group Inc Com          COM              681919106    25172   268864 SH       Sole                   148235            120544
Oracle Systems Corp            COM              68389X105    14202   181925 SH       Sole                   102600             79240
PE Corp-Celera Genomics GRP    COM              69332s201      203     2200 SH       Sole                                       2200
PE Corp-PE Biosystems Group    COM              69332s102      949     9835 SH       Sole                     1000              8800
PPG Industries Inc             COM              693506107     1614    30850 SH       Sole                     9735             21115
Peco Energy Co Com             COM              693304107      295     8000 SH       Sole                                       8000
Pepsico Inc                    COM              713448108      353    10136 SH       Sole                                       9891
Pfizer Inc                     COM              717081103    30736   840656 SH       Sole                   405531            434925
Pitney Bowes Inc Com           COM              724479100      318     7106 SH       Sole                                       7106
Procter & Gamble Co            COM              742718109     4650    82295 SH       Sole                    16315             65930
Public Svc Enterprise Com      COM              744573106      249     8400 SH       Sole                                       8400
Qlogic Corp                    COM              747277101      181     1335 SH       Sole                       50              1265
Reynolds Metals Co             COM              761763101     1683    25160 SH       Sole                     6260             18780
SBC Communications Inc         COM              78387G103     3878    92068 SH       Sole                    15162             71640
Schering Plough Corp           COM              806605101      909    24473 SH       Sole                     4088             20385
Schlumberger Ltd               COM              806857108    31111   406684 SH       Sole                   207325            199269
Solectron Com                  COM              834182107     6357   158425 SH       Sole                    74220             84275
Southern Co                    COM              842587107      420    19300 SH       Sole                                      16500
Sprint Corp                    COM              852061100     1571    24840 SH       Sole                     2140             22700
Sprint Corp PCS                COM              852061506      981    14976 SH       Sole                      300             14676
Sun Microsystems Inc           COM              866810104    62769   669866 SH       Sole                   306925            362856
Sysco Corp                     COM              871829107    24594   680805 SH       Sole                   335660            344995
Texas Instruments Inc          COM              882508104    24905   155658 SH       Sole                    77250             78233
Time Warner Inc Com            COM              887315109      488     4883 SH       Sole                     1000              3748
Transocean Offshore Com        COM              893817106      217     4226 SH       Sole                      235              3991
United Parcel Service          COM              911312106    23103   366775 SH       Sole                   220660            145905
Vodafone AirTouch Plc          COM              92857t107    39101   703730 SH       Sole                   369725            333845
Vulcan Materials Co            COM              929160109      213     4650 SH       Sole                                       4650
Wachovia Corp                  COM              929771103    15355   227264 SH       Sole                   141214             86050
Wal Mart Stores Inc            COM              931142103    41745   738850 SH       Sole                   374113            364047
Walgreen Co                    COM              931422109    38589  1498608 SH       Sole                   736166            762167
Wells Fargo Company            COM              949746101      697    17110 SH       Sole                     4550             12420
Williams Companies             COM              969457100      812    18485 SH       Sole                     3000             15360
Wilmington Trust Corp Com      COM              971807102      496    10200 SH       Sole                                      10200
Worldcom Inc                   COM              55268b106    22761   502321 SH       Sole                   258688            243368
Telefonica De Espana SA ADR                                    487     6554 SH       Sole                                       6554